Leases	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Line Items]
Leases
19.
Leases

The Group’s lease contracts refer to the use of explicitly defined office facilities in different countries, where it obtains substantially all of the economic benefits and has the right to direct the use of such offices.

(a)
Amounts recognized in the Consolidated Statements of Financial Position

	2024	2023
Right-of-use assets
Offices	3,645	3,689
	3,645	3,689

	2024	2023
Lease liabilities
Current	1,137	626
Non-current	2,863	3,331
	4,000	3,957

During 2024 no new leases were recognized (USD 339 in 2023).

(b)
Amounts recognized in the Consolidated Statements of Comprehensive Income

The Consolidated Statements of Comprehensive Income shows the following amounts relating to leases:

	2024	2023
Amortization of right-of-use assets
Offices	421	627
	421	627
Interest charges for lease liabilities (included within Finance Costs line item)	501	578
Leases expense for short-term leases (included within General and administrative expense line item)	823	457

The principal cash outflow for leases during 2024 was USD 552 (USD 1,103 in 2023).